EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2020
Disclosure of employee benefits [Abstract]
EMPLOYEE BENEFITS	EMPLOYEE BENEFITS

	US Dollars
Figures in millions	2020	2019	2018
		Restated
Employee benefits including Executive Directors’ and Prescribed Officers’ salaries and other benefits (1)	644	697	797
- current medical expenses	23	29	39
- defined benefit post-retirement medical expenses	7	8	9
- defined contribution	25	29	37
Retrenchment costs	2	7	30
Share-based payment expense (note 11)	16	42	35
Included in cost of sales, other expenses (income) and corporate administration, marketing and other expenses of continuing and discontinued operations	717	812	947
(1) The employee benefit details for 2019 were restated
During 2020, the group identified that the 2019 employee benefits note had erroneously excluded part of the employee benefit totals for one of its subsidiaries from the employee benefits note disclosures. As a consequence of the error, the note disclosure detailing employee benefits for the year ended 31 December 2019 was understated. The employee benefits note provides details of the types of employee costs allocated to various cost line items in the income statement. The costs allocated to various categories of the income statement were correct, however, the summary note was incorrect. The error has been corrected by restating the employee benefits note disclosures for 2019.
The "Employee benefits including Executive Directors' and Prescribed Officers' salaries and other benefits" in the table above, and the totals, were restated as follows:

US dollar millions	As previously reported	Adjustment	As restated
Employee benefits including Executive Directors' and Prescribed Officers' salaries and other benefits	680	17	697
Included in cost of sales, other expenses (income) and corporate administration, marketing and other expenses of continuing and discontinued operations	795	17	812
The restatement has no impact on reported totals, headline earnings per share or on amounts presented in the Statement of financial position.